Taxes	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
TAXES

NOTE 13 — TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, Universe INC is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

Universe HK is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 16.5%. However, Universe HK did not generate any assessable profits derived from Hong Kong sources for the fiscal years ended September 30, 2021, 2020 and 2019, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. Jiangxi Universe, one of the Company’s main operating subsidiaries in PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning November 2016 with a term of three years. In December 2019, Jiangxi Universe successfully renewed its HNTE certification with local government and will continue to enjoy the reduced income tax rate of 15% for another three years through December 2022. Universe Trade, the Company’s another operating subsidiary in PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning December 2020 with a term of three years. EIT is typically governed by the local tax authority in PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the years ended September 30, 2021, 2020 and 2019 were reported at a blended reduced rate as a result of Jiangxi Universe and Universe Trade being approved as a HNTE and enjoying a 15% reduced income tax rate. The impact of the tax holidays noted above decreased PRC corporate income taxes by $1,518,979, $118,986 and $312,357 for the years ended September 30, 2021, 2020 and 2019, respectively. The benefit of the tax holidays on net income per share (basic and diluted) $0.09, $0.01 and $0.02 for the years ended September 30, 2021, 2020 and 2019, respectively.

The components of the income tax provision (benefit) are as follows:

	For the years ended September 30,
	2021	2020	2019
Current income tax provision
Cayman Island	$-	$-	$-
Hong Kong	-	-	-
PRC	3,026,867	2,552,097	2,141,222
Subtotal	3,026,867	2,552,097	2,141,222

Deferred income tax provision
Cayman Island	-	-	-
Hong Kong	-	-	-
PRC	(668,341)	(9,886)	(39,625)
Total income tax provision	$2,358,526	$2,542,211	$2,101,597

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2021, 2020 and 2019:

	For the years ended September 30,
	2021	2020	2019
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	(11.0)%	(1.1)%	(3.3)%
Permanent difference	-%	-%	0.1%
Non-PRC entities not subject to PRC income tax	2.0%	1.3%	-%
Impact on DTA due to change in applicable income tax rate	0.6%	-%	-%
Change in valuation allowance	0.5%	-%	-%
Total	17.1%	25.2%	21.8%

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of September 30, 2021, all of the Company’s tax returns of its PRC Subsidiaries remain open for statutory examination by PRC tax authorities.

Deferred tax assets are composed of the following:

	September 30, 2021	September 30, 2020
Deferred tax assets:
Net operating loss carry-forwards	$785,550	$186,537
Allowance for doubtful accounts	84,447	—
Total	869,997	186,537
Valuation allowance	—	—
Total deferred tax assets	$869,997	$186,537

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. Although Jiangxi Universe incurred a net loss during the year ended September 30, 2021, the Company determined that it is more likely than not its deferred tax assets could be realized due to the estimated future earnings in Jiangxi Universe.

(b)	Taxes payable

Taxes payable consist of the following:

	September 30, 2021	September 30, 2020
Income tax payable	$669,780	$767,297
Value added tax payable	326,468	433,838
Other taxes payable	105,212	130,614
Total taxes payable	$1,101,460	$1,331,749